INCOME FROM INVESTMENTS	12 Months Ended
Jun. 30, 2025
INCOME FROM INVESTMENTS
INCOME FROM INVESTMENTS

5.INCOME FROM INVESTMENTS

Income from investments consist of:

	Years ended June 30,
	2025	2024
Fair value change on equity investments	$(2,641)	$92,877
Fair value change on bonds	49,048	60,327
Interest income	741,190	907,891
Income from investments	$787,597	$1,061,095